Note 6 - Operating Segments Reporting - Income by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income By Operating Segment Line Items
GROSS INCOME	€ 23,747	€ 25,270		€ 24,653
OPERATING PROFIT BEFORE TAX	8,446	6,931		6,392
Profit or loss attributable to owners of the parent	5,324	3,519		3,475
Banking Activity in Spain [Member]
Income By Operating Segment Line Items
Net Interest Income	3,672	3,738		3,877
GROSS INCOME	5,943	6,180		6,416
OPERATING PROFIT BEFORE TAX	2,017	1,854		1,268
Profit or loss attributable to owners of the parent	1,522	1,374		905
Real Estate Activity in Spain [Member]
Income By Operating Segment Line Items
Net Interest Income	32	71		60
GROSS INCOME	38	(17)		(6)
OPERATING PROFIT BEFORE TAX	(129)	(656)		(743)
Profit or loss attributable to owners of the parent	(78)	(490)		(595)
United States [Member]
Income By Operating Segment Line Items
Net Interest Income	2,276	2,119		1,953
GROSS INCOME	2,989	2,876		2,706
OPERATING PROFIT BEFORE TAX	919	748		612
Profit or loss attributable to owners of the parent	735	486		459
Turkey [Member]
Income By Operating Segment Line Items
Net Interest Income	3,135	3,331		3,404
GROSS INCOME	3,901	4,115		4,257
OPERATING PROFIT BEFORE TAX	1,448	2,147		1,906
Profit or loss attributable to owners of the parent	569	826		599
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income	5,568	5,476		5,126
GROSS INCOME	7,193	7,122		6,766
OPERATING PROFIT BEFORE TAX	3,294	2,984		2,678
Profit or loss attributable to owners of the parent	2,384	2,187		1,980
South America [Member]
Income By Operating Segment Line Items
Net Interest Income	3,009	3,200		2,930
GROSS INCOME	3,701	4,451		4,054
OPERATING PROFIT BEFORE TAX	1,307	1,691		1,552
Profit or loss attributable to owners of the parent	591	861		771
Rest Of Eurasia [Member]
Income By Operating Segment Line Items
Net Interest Income	175	180		166
GROSS INCOME	415	468		491
OPERATING PROFIT BEFORE TAX	144	177		203
Profit or loss attributable to owners of the parent	93	125		151
Corporate Center [Member]
Income By Operating Segment Line Items
Net Interest Income	(276)	(357)		(455)
GROSS INCOME	(432)	73		(31)
OPERATING PROFIT BEFORE TAX	(1,420)	(2,013)		(1,084)
Profit or loss attributable to owners of the parent	(494)	(1,848)		(794)
Total [Member]
Income By Operating Segment Line Items
Net Interest Income	17,591	17,758	[1]	17,059	[1],[2]
GROSS INCOME	23,747	25,270	[1]	24,653	[1],[2]
OPERATING PROFIT BEFORE TAX	7,580	6,931	[1]	6,392	[1],[2]
Profit or loss attributable to owners of the parent	€ 5,324	€ 3,519	[1]	€ 3,475	[1],[2]

[1]	(1) The figures corresponding to 2017 have been restated (s ee Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previously part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), profit attributable to parent company for the United States and the Me xico operating segments would have been €442 million and €1,997 million, respectively, for the year ended December 31, 2016.